Income Taxes (Details) - Schedule of reconciliations of the statutory income tax rate and the company’s effective income tax rate - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule of Reconciliations of the Statutory Income Tax Rate and the Company's Effective Income Tax Rate [Abstract]
Net income (loss) before provision for income taxes	$ (6,860,106)	$ (3,796,645)	$ 450,361
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (1,715,027)	$ (949,161)	$ 112,590
Expenses not deductible for tax purpose and non-taxable income	53,798	6,856	3,492
Effect of income tax rate differences in jurisdictions other than the PRC	362,253	123,889
Effect on valuation allowance	1,826,095	399,011	(19)
Income tax expense (benefit)	$ 527,119	$ (419,405)	$ 116,063